Supplementary Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

in thousands, except per share data, for the quarters ended	March 31,	June 30,	September 30,	December 31,
2013
Revenue	$227,972	$223,806	$211,866	$214,722
Operating income	68,199	66,028	57,758	59,758
Net income including noncontrolling interest in subsidiaries[1]	44,688	41,861	37,629	42,176
Amounts attributable to Federated Investors, Inc.
Net income[1]	42,994	40,408	37,704	41,071
Earnings per share – Basic and Diluted[1]	0.41	0.39	0.36	0.39
Cash dividends per share	0.24	0.24	0.25	0.25
Stock price per share[2]
High	25.32	29.08	30.87	28.98
Low	20.68	21.92	26.71	25.50
Impact of Minimum Yield Waivers
Revenue	(87,342)	(91,946)	(105,081)	(104,661)
Less: Reduction in Distribution expense	64,751	66,938	72,140	73,338
Operating income	(22,591)	(25,008)	(32,941)	(31,323)
Less: Reduction in Noncontrolling interest	844	1,267	2,665	2,024
Pre-tax impact	(21,747)	(23,741)	(30,276)	(29,299)
2012
Revenue	$230,281	$232,132	$238,468	$244,824
Operating income[3]	70,347	69,020	90,033	83,192
Net income including noncontrolling interest in subsidiaries[1,3]	44,407	43,073	58,193	51,956
Amounts attributable to Federated Investors, Inc.
Net income[1,3]	42,325	40,410	55,773	49,581
Earnings per share – Basic and Diluted[1,3,4]	0.41	0.39	0.54	0.44
Cash dividends per share[4]	0.24	0.24	0.24	1.75
Stock price per share[2]
High	23.89	23.23	22.31	23.48
Low	15.45	18.54	19.32	18.28
Impact of Minimum Yield Waivers
Revenue	(80,468)	(70,254)	(69,495)	(70,748)
Less: Reduction in Distribution expense	57,547	53,080	52,934	54,918
Operating income	(22,921)	(17,174)	(16,561)	(15,830)
Less: Reduction in Noncontrolling interest	618	(5)	298	331
Pre-tax impact	(22,303)	(17,179)	(16,263)	(15,499)

1
Federated recorded impairment charges of $3.1 million and $0.6 million related to an equity-method investment in the third and fourth quarters of 2013, respectively, as well as an impairment charge of $3.0 million in the fourth quarter of 2012. See Note (5) for additional information.

2	Federated’s Class B common stock is traded on the New York Stock Exchange under the symbol FII.

3
For the quarters ended September 30, 2012 and December 31, 2012, Federated recorded pretax insurance recoveries totaling $17.3 million and $3.0 million, respectively, for claims submitted over the past several years related to various legal proceedings. See Note (9) for additional information.

4
For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 basic and diluted earnings per share by $0.04 per share.